Investments Accounted for by the Equity Method and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Summary NRG's equity method investments
The following table summarizes NRG's equity method investments as of December 31, 2019:

(In millions, except percentages)
Name	Economic Interest	Investment Balance
Agua Caliente	35.0%	213
Gladstone	37.5%	124
Ivanpah Master Holdings, LLC	54.5%	20
Watson Cogeneration Company	49.0%	15
Midway-Sunset Cogeneration Company	50.0%	9
Other(a)	Various	7
Total equity investments in affiliates		$388
(a) Refer to Note 11, Asset Impairments, for discussion of NRG's investment in Petra Nova Parish Holdings, LLC
Undistributed earnings by equity investment

	As of December 31,
(In millions)	2019	2018
Undistributed earnings from equity investments	$42	$34

Summary of Financial Information for Consolidated VIEs
The summarized financial information for the Company's consolidated VIEs consisted of the following:

(In millions)	December 31, 2019	December 31, 2018
Current assets	$3	$3
Net property, plant and equipment	71	76
Other long-term assets	27	28
Total assets	101	107
Current liabilities	4	2
Long-term debt	24	29
Other long-term liabilities	8	7
Total liabilities	36	38
Redeemable noncontrolling interests	20	19
Net assets less noncontrolling interests	$45	$50